Loans And Allowance For Credit Losses	6 Months Ended
Sep. 30, 2011
Loans And Allowance For Credit Losses [Abstract]
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2011 and September 30, 2011 by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2011	September 30, 2011
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,541,792
Construction	1,280,899	1,211,955
Real estate	11,660,798	11,233,897
Services	3,417,689	3,180,294
Wholesale and retail	8,443,580	8,266,411
Banks and other financial institutions(1)	3,421,419	3,274,124
Communication and information services	1,249,272	1,242,428
Other industries	8,410,092	8,165,703
Consumer	18,420,864	17,939,937

Total domestic	67,552,646	66,056,541

Foreign:
Governments and official institutions	516,637	528,844
Banks and other financial institutions(1)	3,565,502	3,798,972
Commercial and industrial	13,116,390	13,619,545
Other	2,853,671	3,014,011

Total foreign	20,052,200	20,961,372

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(100,965)

Total(2)	¥87,501,975	¥86,916,948

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.

The following is a summary of nonaccrual loans, restructured loans and accruing loans contractually past due 90 days or more at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Nonaccrual loans	¥1,169,179	¥1,122,053
Restructured loans	839,550	945,503
Accruing loans contractually past due 90 days or more	55,748	63,569

Total	¥2,064,477	¥2,131,125

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UNBC based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information.

Nonaccrual Loans

Loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment.

The nonaccrual status of loans by class at March 31, 2011 and September 30, 2011 is shown below:

	March 31, 2011	September 30, 2011
	(in millions)
Commercial
Domestic	¥686,084	¥720,441
Manufacturing	137,275	152,186
Construction	48,338	42,234
Real estate	128,282	113,215
Services	74,234	77,421
Wholesale and retail	171,870	193,114
Banks and other financial institutions	7,238	7,942
Communication and information services	32,978	38,121
Other industries	36,163	42,932
Consumer	49,706	53,276
Foreign-excluding UNBC	102,869	60,184
Residential	129,777	128,062
Card	141,445	128,146
UNBC	78,623	58,492

Total(1)	¥1,138,798	¥1,095,325

Note:	(1)

At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

The following table shows information about impaired loans by class at September 30, 2011 and average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2011:

	At September 30, 2011					Six months ended September 30, 2011
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
				(in millions)
Commercial
Domestic	¥1,013,940	¥261,637	¥1,275,577	¥1,346,573	¥559,335	¥1,241,661	¥10,997
Manufacturing	289,741	45,494	335,235	349,949	156,475	318,863	3,202
Construction	37,866	22,599	60,465	67,859	22,080	66,902	745
Real estate	121,423	53,111	174,534	192,088	55,454	178,685	1,161
Services	142,352	36,459	178,811	190,610	71,910	175,769	1,709
Wholesale and retail	266,205	59,457	325,662	333,421	163,927	305,315	2,805
Banks and other financial institutions	9,703	205	9,908	12,103	2,350	9,884	29
Communication and information services	42,590	14,037	56,627	58,362	26,121	57,276	612
Other industries	49,720	8,736	58,456	58,859	36,818	54,865	476
Consumer	54,340	21,539	75,879	83,322	24,200	74,102	258
Foreign-excluding UNBC	124,579	5,107	129,686	130,178	71,566	132,471	395
Loans acquired with deteriorated credit quality	36,067	219	36,286	58,705	12,023	36,672	1,967
Residential	296,377	25,273	321,650	404,779	91,364	314,440	3,662
Card	151,004	1,744	152,748	173,830	50,720	152,234	3,474
UNBC	28,457	10,090	38,547	48,582	3,620	46,823	391

Total(2)	¥1,650,424	¥304,070	¥1,954,494	¥2,162,647	¥788,628	¥1,924,301	¥20,886

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,687 million at September 30, 2011.

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 and September 30, 2011 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥44,521,871	¥4,121,114	¥720,797	¥49,363,782
Manufacturing	10,392,185	984,561	152,186	11,528,932
Construction	948,850	219,897	42,197	1,210,944
Real estate	9,483,720	984,103	113,351	10,581,174
Services	2,671,049	413,556	77,421	3,162,026
Wholesale and retail	7,224,137	815,547	193,115	8,232,799
Banks and other financial institutions	2,977,563	283,555	7,942	3,269,060
Communication and information services	1,087,170	116,517	38,121	1,241,808
Other industries	7,940,645	174,176	42,932	8,157,753
Consumer	1,796,552	129,202	53,532	1,979,286
Foreign-excluding UNBC	15,982,209	884,337	60,247	16,926,793
Loans acquired with deteriorated credit quality	37,390	60,907	20,235	118,532

Total	¥60,541,470	¥5,066,358	¥801,279	¥66,409,107

At September 30, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,628,225	¥131,821	¥15,760,046
Card	¥676,840	¥130,490	¥807,330

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At September 30, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,778,886	¥21,393	¥1,828,212	¥205,700	¥3,834,191

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group's internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower's expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower's business profile, management and compliance system. In evaluating a borrower's debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower's net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

The credit quality indicators at March 31, 2011 are based on March 31, 2011 information with respect to the Commercial, Residential and Card segments, and are mainly based on December 31, 2010 information with respect to the UNBC segment. The credit quality indicators at September 30, 2011 are based on September 30, 2011 information with respect to the Commercial, Residential and Card segments, and are mainly based on June 30, 2011 information with respect to the UNBC segment.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 and September 30, 2011 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥49,460	¥89,165	¥138,625	¥49,225,157	¥49,363,782	¥9,737
Manufacturing	3,397	12,129	15,526	11,513,406	11,528,932	92
Construction	2,044	3,577	5,621	1,205,323	1,210,944	240
Real estate	7,941	25,197	33,138	10,548,036	10,581,174	3,243
Services	5,274	7,982	13,256	3,148,770	3,162,026	240
Wholesale and retail	11,309	12,000	23,309	8,209,490	8,232,799	466
Banks and other financial institutions	1	57	58	3,269,002	3,269,060	2
Communication and information services	10,961	4,910	15,871	1,225,937	1,241,808	19
Other industries	909	12,500	13,409	8,144,344	8,157,753	13
Consumer	7,624	10,813	18,437	1,960,849	1,979,286	5,422
Foreign-excluding UNBC	1,802	11,763	13,565	16,913,228	16,926,793	—
Residential	94,966	59,099	154,065	15,584,491	15,738,556	52,932
Card	28,983	60,479	89,462	702,440	791,902	—
UNBC	23,250	23,170	46,420	3,843,459	3,889,879	135

Total	¥198,461	¥243,676	¥442,137	¥86,268,775	¥86,710,912	¥62,804

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the six months ended September 30, 2010 was as follows:

Six months ended September 30, 2010
(in millions)
Balance at beginning of period	¥1,315,615
Provision for credit losses	186,314
Charge-offs	(215,169)
Less—Recoveries	22,250

Net charge-offs	(192,919)
Others(1)	(14,739)

Balance at end of period	¥1,294,271

Note:	(1)	Others principally include gains from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:	(1)	Total loans in the above table do not include loans held for sale.

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and recorded investment in loans by portfolio segment at September 30, 2011 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	(65,294)	(12,322)	(23,926)	(16,056)	(117,598)
Recoveries	19,061	113	889	2,616	22,679
Others(2)	(5,909)	—	—	(813)	(6,722)

Balance at end of period:
Individually evaluated for impairment	¥630,901	¥90,196	¥50,720	¥3,620	¥775,437
Collectively evaluated for impairment	245,624	76,382	28,205	61,801	412,012
Loans acquired with deteriorated credit quality	36,244	2,832	340	1,292	40,708

Allowance for credit losses total	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Loans:
Balance at end of period:
Individually evaluated for impairment	¥1,405,263	¥315,472	¥151,699	¥38,547	¥1,910,981
Collectively evaluated for impairment	64,885,312	15,423,084	640,203	3,857,145	84,805,744
Loans acquired with deteriorated credit quality	118,532	21,490	15,428	95,019	250,469

Total loans(1)	¥66,409,107	¥15,760,046	¥807,330	¥3,990,711	¥86,967,194

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Others principally include gains from foreign exchange translation.

Government-led Loan Restructuring Program

In September 2011, the deposits of ¥161,435 million with the New Fund of the Government-led Loan Restructuring Program, which were included in Other assets at March 31, 2011, were fully collected according to their terms. See Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about Government-led Loan Restructuring Program.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse of ¥68,090 million to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests of ¥60,671 million which were recorded as investment securities. The subordinated beneficial interests of ¥7,419 million were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the six months ended September 30, 2010 and 2011.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly and amounted to ¥57,461 million which was initially classified as Level 2 assets within the fair value hierarchy. The key inputs and assumptions used in measuring the initial fair value were one month forward rates of 0.33% to 1.07% and anticipated credit spreads of 1.73% to 4.83%. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥22,032 million and ¥21,706 million at March 31, 2011 and September 30, 2011, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥25,195

Senior beneficial interests retained by the MUFG Group	¥22,854	¥22,433
Subordinated beneficial interests sold to investors	2,784	2,762

Total beneficial interests	¥25,638	¥25,195

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2011 and September 30, 2011, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	March 31, 2011	September 30, 2011
One month forward rate	(0.22) – 0.79%	(0.25) – 0.78%
Credit spread	2.80 – 7.20%	2.64 – 6.81%

At March 31, 2011 and September 30, 2011, the sensitivities of the fair value of the senior beneficial interests to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	March 31, 2011	September 30, 2011
One month forward rate:
Impact of 10bp adverse change	99.85 – 99.92%	99.82 – 99.97%
Impact of 20bp adverse change	99.70 – 99.84%	99.64 – 99.94%

Credit spread:
Impact of 10% adverse change	99.02 – 99.79%	98.86 – 99.93%
Impact of 20% adverse change	98.04 – 99.57%	97.72 – 99.85%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumptions; in reality, changes could be correlated, and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	¥9,730	¥422
Cash flows from dividends on senior beneficial interests	127	63
Servicing fees collected	2	1

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at March 31, 2011 and September 30, 2011. No credit losses were incurred from those loans for the six months ended September 30, 2010 and 2011.